UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  10/31/14

Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, October 31, 2014 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.3%
Gold & Diversified Resources 6.3%
[a]Nevsun Resources Ltd., 144A	Canada	9,903,600	$33,486,613
PanAust Ltd.	Australia	5,320,000	8,005,991
Sandfire Resources NL	Australia	1,762,870	8,703,431
			50,196,035
Gold Exploration & Development 21.2%
[a,b,c] Amara Mining PLC, 144A	United Kingdom	28,000,000	7,895,260
[b]Belo Sun Mining Corp.	Canada	6,000,000	772,098
[a,b]Belo Sun Mining Corp., 144A	Canada	3,800,000	488,995
[b,c]Chalice Gold Mines Ltd.	Australia	31,072,008	3,281,391
[b,d]Colossus Minerals Inc., wts., 8/09/15	Canada	2,000,000	—
[b]Continental Gold Ltd.	Canada	2,552,600	4,281,518
[a,b]Gran Colombia Gold Corp., wts., 144A, 8/24/15	Canada	157,040	1,394
[b,e]Great Basin Gold Ltd., 144A	South Africa	13,185,700	10,549
[b,c]Guyana Goldfields Inc.	Canada	4,202,000	8,577,032
[a,b,c] Guyana Goldfields Inc., 144A	Canada	8,820,000	18,003,195
[b]Imperial Metals Corp.	Canada	1,615,000	13,658,990
[a,b,c] INV Metals Inc., 144A	Canada	3,765,000	818,624
[a,b]Ivanhoe Mines Ltd., 144A	Canada	6,185,000	4,665,646
[b]Ivanhoe Mines Ltd., A	Canada	3,258,400	2,457,970
[a,b]Ivanhoe Mines Ltd., wts., 144A, 12/10/15	Canada	3,600,000	159,744
[b,c]Kula Gold Ltd.	Australia	29,054,683	1,789,870
[b,c]Lion One Metals Ltd.	Canada	1,000,000	217,430
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	638,157
[b,c]Lydian International Ltd.	Canada	3,175,000	1,549,743
[a,b,c] Lydian International Ltd., 144A	Canada	5,950,000	2,904,242
[b]Midas Gold Corp.	Canada	1,967,400	873,003
[a,b]Midas Gold Corp., 144A	Canada	2,330,000	1,033,901
[b]Midway Gold Corp.	United States	7,956,700	6,206,226
[b]Nautilus Minerals Inc.	Canada	3,711,450	1,712,774
[a,b]Nautilus Minerals Inc., 144A	Canada	11,228,698	5,181,863
[b]Pretium Resources Inc.	Canada	2,264,200	10,368,541
[b,c]Red 5 Ltd.	Australia	91,361,661	6,673,435
[b,c]Romarco Minerals Inc.	Canada	24,668,400	12,478,690
[a,b,c] Romarco Minerals Inc., 144A	Canada	18,517,600	9,367,262
[b,c]RTG Mining Inc.	Australia	1,769,918	1,303,720
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	1,766,210
[b,c]RTG Mining Inc., IDR	Australia	1,739,525	1,331,856
[b,c]RTG Mining Inc., wts., 6/04/17	Australia	116,666	21,225
[b]St. Augustine Gold and Copper Ltd.	Canada	7,636,836	677,745
[a,b]St. Augustine Gold and Copper Ltd., 144A	Canada	16,383,333	1,453,969
[a,b]Stornoway Diamond Corp., 144A	Canada	27,500,000	13,911,076
[a,b]Stornoway Diamond Corp., wts., 144A, 7/08/16	Canada	13,750,000	1,098,243
[a,b]Torex Gold Resources Inc., 144A	Canada	18,625,000	19,834,931
			167,466,518
Long Life Gold Mines 50.7%
African Barrick Gold Ltd.	United Kingdom	5,957,307	19,633,443
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	277,797	6,548,002
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	4,465,000
Alamos Gold Inc.	Canada	1,773,500	13,236,719
[a]Alamos Gold Inc., 144A	Canada	375,000	2,798,855
[b]AngloGold Ashanti Ltd., ADR	South Africa	4,284,023	35,428,870
[b]B2Gold Corp.	Canada	22,991,094	38,359,298
Barrick Gold Corp.	Canada	2,091,283	24,823,529
[b]Beadell Resources Ltd.	Australia	18,878,639	4,236,607
Centamin PLC (CAD Traded)	Egypt	10,500,000	8,572,950
Centamin PLC (GBP Traded)	Egypt	3,294,532	2,698,628
[a]Centamin PLC, 144A	Egypt	23,945,200	19,550,571
Centerra Gold Inc.	Canada	3,388,600	13,232,020
[a]Centerra Gold Inc., 144A	Canada	2,893,400	11,298,332

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, October 31, 2014 (unaudited) (continued)
[b]Detour Gold Corp.	Canada	1,691,300	9,906,443
Eldorado Gold Corp.	Canada	7,017,500	38,363,330
[b]G-Resources Group Ltd.	Hong Kong	415,769,400	10,186,088
Gold Fields Ltd.	South Africa	427,411	1,410,201
Goldcorp Inc.	Canada	2,258,845	42,421,109
[b]Kinross Gold Corp.	Canada	515,194	1,101,897
[b]Newcrest Mining Ltd.	Australia	5,168,461	42,392,057
Newmont Mining Corp.	United States	115,614	2,168,919
[b]Osisko Gold Royalties Ltd.	Canada	382,430	4,778,678
Randgold Resources Ltd., ADR	Jersey Islands	608,023	35,393,019
[b]SEMAFO Inc.	Canada	2,010,000	4,905,485
[b]Teranga Gold Corp.	Canada	4,000,000	1,561,945
[b]Teranga Gold Corp., IDR	Canada	1,538,759	690,634
			400,162,629
Medium Life Gold Mines 5.2%
Alacer Gold Corp.	United States	2,079,700	3,451,401
[a]Alacer Gold Corp., 144A	United States	1,500,000	2,489,350
AuRico Gold Inc.	Canada	819,500	2,625,484
[b]China Gold International Resources Corp. Ltd.	Canada	326,100	798,084
[a,b]China Gold International Resources Corp. Ltd., 144A	Canada	598,100	1,146,518
Evolution Mining Ltd.	Australia	1,400,000	739,242
[b]New Gold Inc.	Canada	1,330,000	4,827,565
[b]Primero Mining Corp.	Canada	1,430,000	4,885,960
[a,b]Primero Mining Corp., 144A	Canada	2,850,000	9,737,753
[a,b]Primero Mining Corp., wts., 144A, 7/20/15	Canada	1,040,000	101,526
[b]Silver Lake Resources Ltd.	Australia	7,619,300	1,843,975
[b,c]St. Barbara Ltd.	Australia	29,088,151	2,815,893
Yamana Gold Inc.	Canada	1,012,330	4,033,867
[a]Yamana Gold Inc., 144A	Canada	330,000	1,314,963
			40,811,581
Platinum & Palladium 10.2%
[b]Anglo American Platinum Ltd.	South Africa	364,656	11,501,292
[b,c]Eastern Platinum Ltd.	Canada	6,298,302	4,862,906
[a,b,c] Eastern Platinum Ltd., 144A	Canada	743,060	573,715
[b]Impala Platinum Holdings Ltd.	South Africa	1,585,000	11,535,188
[b]Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	10,846,932
[b]Northam Platinum Ltd.	South Africa	1,209,019	3,722,739
[b,c]Platinum Group Metals Ltd.	Canada	29,686,820	23,974,979
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	10,776,000	8,702,662
[b]Royal Bafokeng Platinum Ltd.	South Africa	919,704	4,876,833
			80,597,246
Silver Mines 4.7%
Fresnillo PLC	Mexico	1,195,000	13,334,949
[b]Hochschild Mining PLC	Peru	2,486,197	3,935,778
[b]MAG Silver Corp.	Canada	755,000	4,542,865
[a,b]MAG Silver Corp., 144A	Canada	240,000	1,444,089
[a,b]Tahoe Resources Inc., 144A	United States	815,000	14,125,799
			37,383,480
Total Common Stocks and Other Equity Interests (Cost $1,137,369,297)			776,617,489
Short Term Investments (Cost $20,764,913) 2.7%
Money Market Funds 2.7%
[b,f] Institutional Fiduciary Trust Money Market Portfolio	United States	20,764,913	20,764,913

Total Investments (Cost $1,158,134,210) 101.0%			797,382,402

Other Assets, less Liabilities (1.0)%			(7,719,647)
Net Assets 100.0%			$789,662,755

Franklin Gold and Precious Metals Fund
Statement of Investments, October 31, 2014 (unaudited) (continued)
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
At October 31, 2014, the aggregate value of these securities was $195,993,458, representing 24.82% of net assets.
b Non-income producing.
c See Note 6 regarding holdings of 5% voting securities.
d Security has been deemed illiquid because it may not be able to be sold within seven days.
e See Note 5 regarding restricted securities.
f Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Currency

CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Gold and Precious Metals Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At October 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,360,501,977

Unrealized appreciation	$123,314,899
Unrealized depreciation	(686,434,474)
Net unrealized appreciation (depreciation)	$(563,119,575)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At October 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A (Value is 0.00%[a] of Net Assets)	3/26/12	$9,977,073	$10,549
[a] Rounds to less than 0.01% of net assets.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended October 31, 2014, were as shown below.

	Number of			Number of
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions Reductions		Period	Period	Income Gain (Loss)
Non-Controlled Affiliates
Amara Mining PLC, 144A	28,000,000	-	-	28,000,000	$7,895,260	$ -	$-
Banro Corp. (CAD Traded)	7,803,000	-	(7,803,000)	-	-	-	(9,829,386)
Banro Corp. (USD Traded)	673,319	-	(673,319)	-	-	-	(9,057,154)
Banro Corp., 144A	7,210,000	-	(7,210,000)	-	-	-	(782,670)
Chalice Gold Mines Ltd.	31,072,008	-	-	31,072,008	3,281,391	-	-
Eastern Platinum Ltd.	6,298,302	-	-	6,298,302	4,862,906	-	-
Eastern Platinum Ltd., 144A	743,060	-	-	743,060	573,715	-	-
Guyana Goldfields Inc.	5,077,600	-	(875,600)	4,202,000	8,577,032	-	(806,764)
Guyana Goldfields Inc., 144A	8,820,000	-	-	8,820,000	18,003,195	-	-
INV Metals Inc., 144A	3,765,000	-	-	3,765,000	818,624	-	-
Kula Gold Ltd.	20,321,219	8,733,464	-	29,054,683	1,789,870	-	-
Lion One Metals Ltd.	1,000,000	-	-	1,000,000	217,430	-	-
Lion One Metals Ltd., 144A	2,935,000	-	-	2,935,000	638,157	-	-
Lydian International Ltd.	1,975,000	1,200,000	-	3,175,000	1,549,743	-	-
Lydian International Ltd., 144A	5,950,000	-	-	5,950,000	2,904,242	-	-
Platinum Group Metals Ltd.	29,686,820	-	-	29,686,820	23,974,979	-	-
Platinum Group Metals Ltd., 144A	10,776,000	-	-	10,776,000	8,702,662	-	-
Red 5 Ltd.	91,361,661	-	-	91,361,661	6,673,435	-	-
Romarco Minerals Inc.	24,668,400	-	-	24,668,400	12,478,690	-	-
Romarco Minerals Inc., 144A	18,517,600	-	-	18,517,600	9,367,262	-	-
RTG Mining Inc.	1,769,918	-	-	1,769,918	1,303,720	-	-
RTG Mining Inc., 144A	2,397,790	-	-	2,397,790	1,766,210	-	-
RTG Mining Inc., IDR	1,399,169	340,356	-	1,739,525	1,331,856	-	-
RTG Mining Inc., w ts., 6/04/17	116,666	-	-	116,666	21,225	-	-
St. Barbara Ltd.	29,088,151	-	-	29,088,151	2,815,893	-	-
Total Affiliated Securities (Value is 15.14% of Net Assets)					$119,547,497	$ -	$(20,475,973)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Gold Exploration & Development	$167,434,744	$21,225	$10,549	b	$167,466,518
All Other Equity Investments[c]	609,150,971	-	-		609,150,971
Short Term Investments	20,764,913	-	-		20,764,913
Total Investments in Securities	$797,350,628	$21,225	$10,549		$797,382,402

a Includes common sto cks as well as other equity investments.
bIncludes securities determined to have no value at October 31, 2014.
cFo r detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date December 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date December 26, 2014

By  /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date December 26, 2014